Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Rental Expenses	$ 158	$ 191	$ 301
Depreciation	$ 652	$ 690	$ 660